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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number: ______
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick    Minneapolis, Minnesota      February 11, 2008
------------------------ -----------------------------  -----------------
      [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          25
Form 13F Information Table Value Total: $   602,031
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                     VOTING AUTHORITY
                                                                                    -------------------
                                                      VALUE    SH OR PRN INV  OTHER
NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x $1,000)  AMOUNT   DISC  MGR   SOLE   SHARED NONE
--------------             -------------- --------- ---------- --------- ---- ----- ------- ------ ----
3M CO                       COM           88579Y101   30389      360395  SOLE  N/A   360395
ALTRIA GROUP INC            COM           02209S103   15645      206997  SOLE  N/A   206997
ARCHER DANIELS MIDLAND CO   COM           039483102   39017      840330  SOLE  N/A   840330
BRUSH ENGINEERED MATLS INC  COM           117421107   20035      541205  SOLE  N/A   541205
CEMEX SAB DE CV             SPON ADR NEW  151290889   25313      979228  SOLE  N/A   979228
CHESAPEAKE ENERGY CORP      COM           165167107   34842      888828  SOLE  N/A   888828
DAKTRONICS INC              COM           234264109   12283      544210  SOLE  N/A   544210
DIEBOLD INC                 COM           253651103   18941      653598  SOLE  N/A   653598
DYNEGY INC DEL              CL A          26817G102   12075     1691222  SOLE  N/A  1691222
ENCANA CORP                 COM           292505104   36847      542187  SOLE  N/A   542187
FEDEX CORP                  COM           31428X106   16414      184075  SOLE  N/A   184075
FORTUNE BRANDS INC          COM           349631101   26304      363521  SOLE  N/A   363521
GANNETT INC                 COM           364730101   18167      465832  SOLE  N/A   465832
GOLDCORP INC NEW            COM           380956409   44638     1315578  SOLE  N/A  1315578
HEI INC                     COM           404160103     555      925401  SOLE  N/A   925401
KRAFT FOODS INC             CL A          50075N104   28302      867354  SOLE  N/A   867354
MCDONALDS CORP              COM           580135101   18864      320214  SOLE  N/A   320214
MDU RES GROUP INC           COM           552690109   25605      927380  SOLE  N/A   927380
NEWMONT MINING CORP         COM           651639106   27904      571453  SOLE  N/A   571453
PRIDE INTL INC DEL          COM           74153Q102   30173      890047  SOLE  N/A   890047
REGIS CORP MINN             COM           758932107   17668      631892  SOLE  N/A   631892
SECURE COMPUTING CORP       COM           813705100   14384     1498380  SOLE  N/A  1498380
SONY CORP                   ADR NEW       835699307   25125      462711  SOLE  N/A   462711
URS CORP NEW                COM           903236107   30980      570221  SOLE  N/A   570221
WABTEC CORP                 COM           929740108   31561      916400  SOLE  N/A   916400